Investments in Hotel Properties, net (Acquisitions) (Details) $ / shares in Units, shares in Millions			3 Months Ended		12 Months Ended
	Feb. 26, 2019 USD ($) room $ / shares shares	Jan. 22, 2019 USD ($) room	Mar. 31, 2020 USD ($) room	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) room	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Real Estate Properties [Line Items]
Number of rooms | room			24,746		24,943
Indebtedness, net			$ 4,103,658,000		$ 4,106,518,000	$ 3,927,266,000
Land			767,363,000		769,381,000	670,362,000
Buildings and improvements			4,092,971,000		4,129,884,000	4,062,810,000
Furniture, fixtures and equipment			480,612,000		503,156,000	504,806,000
Investments in hotel properties, net			5,375,667,000		5,444,259,000	5,287,463,000
Total revenue			281,877,000	$ 358,718,000	1,502,759,000	1,430,789,000	$ 1,439,270,000
Net income (loss)			$ (101,920,000)	$ (46,622,000)	(142,679,000)	$ (156,309,000)	$ (88,760,000)
Embassy Suites New York Manhattan Times Square
Real Estate Properties [Line Items]
Percent of voting interest acquired		100.00%
Number of rooms | room		310
Consideration transferred		$ 195,000,000.0
Mortgage loan total		145,000,000.0
Cost of asset acquisition		1,500,000
Land		111,619,000
Buildings and improvements		80,047,000
Furniture, fixtures and equipment		8,626,000
Investments in hotel properties, net		200,292,000
Key money		(3,800,000)
PP&E including adjustments		196,492,000
Net other assets (liabilities)		$ 1,320,000
Total revenue					26,139,000
Net income (loss)					(3,549,000)
Hilton Santa Cruz/Scotts Valley
Real Estate Properties [Line Items]
Percent of voting interest acquired	100.00%
Number of rooms | room	178
Consideration transferred	$ 47,500,000
Mortgage loan total	25,300,000
Cost of asset acquisition	355,000
Cash consideration	$ 14,700,000
Issuance of units for hotel acquisition (in shares) | shares	1.5
Indebtedness, net	$ 24,900,000
Share price (in dollars per share) | $ / shares	$ 7.00
Fair value price per common unit (dollars per share) | $ / shares	$ 5.35
Issuance of units for hotel acquisition	$ 7,900,000
Land	9,399,000
Buildings and improvements	34,276,000
Furniture, fixtures and equipment	3,852,000
Investments in hotel properties, net	47,527,000
Debt discount	407,000
PP&E including adjustments	47,934,000
Net other assets (liabilities)	$ 38,000
Total revenue					9,106,000
Net income (loss)					$ (346,000)